UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/28/2007

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND February 28, 2007

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 98.33%

Lord Abbett Affiliated Fund, Inc. - Class Y(a)	31,444,964	$475,448
Lord Abbett Bond-Debenture Fund, Inc. - Class Y(b)	39,088,680	315,446
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(c)	4,828,531	143,794
Lord Abbett Securities Trust - International Core Equity Fund - Class Y(d)	8,524,827	132,049
Lord Abbett Investment Trust - Total Return Fund - Class Y(e)	23,343,304	243,704

Total Investments in Underlying Funds (cost $1,222,521,127)		$1,310,441

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.53%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank and Trust Co. collateralized by $20,820,000 of Federal Home Loan Mortgage Corp. at 5.00% due 12/14/2018; value: $20,767,950; proceeds: $20,362,326 (cost $20,359,668)	$20,359	$20,359

Total Investments in Securities 99.86% (cost $1,242,880,795)		1,330,800
Other Assets in Excess of Liabilities 0.14%		1,912
Net Assets 100.00%		$1,332,712

(a)       Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(b)      Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(c)       Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(d)      Fund investment objective is to seek long-term capital appreciation.

(e)       Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2007

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 97.02%

COMMON STOCKS 1.22%

Broadcast & Cable 0.75%
News Corp., Class B	100	$2,384,000

Diversified Financials 0.11%
Euronet Worldwide, Inc.*	12	338,892

Miscellaneous: Telecommunications 0.36%
CommScope, Inc.*	30	1,154,100

Total Common Stocks (cost $3,300,197)		3,876,992

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 71.72%

Advertising 1.20%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$3,525	3,807,000

Aerospace & Defense 3.16%
L-3 Communications Corp.	3.00%	8/1/2035	4,165	4,466,963
Lockheed Martin Corp.	5.11%#	8/15/2033	3,993	5,588,203
Total				10,055,166

Airlines 2.64%
Delta Air Lines, Inc.(c)	2.875%	2/18/2024	5,000	2,981,250
JetBlue Airways	3.50%	7/15/2033	2,925	2,829,938
JetBlue Airways	3.75%	3/15/2035	2,500	2,587,500
Total				8,398,688

Biotechnology 3.61%
Amgen, Inc.	0.125%	2/1/2011	4,300	4,149,500
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	2,380	3,007,725
Cephalon, Inc.	Zero Coupon	6/15/2033	3,410	4,309,387
Total				11,466,612

Broadcast & Cable 1.44%
Lehman Brothers Holdings, Inc. (convertible into News Corp., Class A)	0.45%	12/27/2013	4,500	4,574,250

See Notes to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Commercial Services 1.45%
Quanta Services, Inc.	4.50%	10/1/2023	$2,150	$4,619,812

Communications Equipment 5.20%
ADC Telecommunications, Inc.	5.729%#	6/15/2013	3,600	3,487,500
ARRIS Group, Inc.	2.00%	11/15/2026	3,830	4,154,401
Ciena Corp.	0.25%	5/1/2013	3,625	3,561,563
CommScope, Inc.	1.00%	3/15/2024	1,940	3,506,550
Lucent Technologies Inc.	2.750%	6/15/2023	1,745	1,810,437
Total				16,520,451

Conglomerates 1.19%
Roper Industries, Inc.	1.481%	1/15/2034	5,500	3,774,375

Cosmetics 1.14%
Chattem, Inc.+	2.00%	11/15/2013	3,250	3,619,687

Diversified Financials 2.01%
Euronet Worldwide, Inc.	1.625%	12/15/2024	2,750	2,880,625
Merrill Lynch & Co., Inc.	Zero Coupon	3/13/2032	2,825	3,495,373
Total				6,375,998

e-Commerce 1.99%
Digital River, Inc.	1.25%	1/1/2024	2,745	3,705,750
Priceline.com, Inc.	1.00%	8/1/2010	1,910	2,609,538
Total				6,315,288

Electronic Equipment & Instruments 1.05%
Itron, Inc.	2.50%	8/1/2026	2,780	3,339,475

Entertainment 1.32%
Walt Disney Co. (The)	2.125%	4/15/2023	3,475	4,209,094

Foods 2.23%
Archer Daniels Midland Co.+	0.875%	2/15/2014	1,400	1,412,250
Morgan Stanley (convertible into Nestle S.A.)+	1.00%	3/30/2012	4,500	5,674,725
Total				7,086,975

Health Equipment & Supply 1.17%
Kyphon Inc.+	1.00%	2/1/2012	1,775	1,779,438

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Health Equipment & Supply (Continued)
Laboratory Corp. of America	Zero Coupon	9/11/2021	$1,810	$1,950,275
Total				3,729,713

Health Services 0.97%
Manor Care, Inc.	2.125%	8/1/2035	2,450	3,087,000

Household Products 1.15%
Church & Dwight Co., Inc.	5.25%	8/15/2033	2,275	3,659,906

IT Services 3.83%
Amdocs Ltd. (Island of Guernsey)(b)	0.50%	3/15/2024	2,665	2,681,656
Electronic Data Systems Corp.	3.875%	7/15/2023	5,100	5,431,500
Symantec Corp.	0.75%	6/15/2011	3,785	4,049,950
Total				12,163,106

Lodging 1.16%
Hilton Hotels Corp.	3.375%	4/15/2023	2,300	3,685,750

Machinery 1.29%
Danaher Corp.	Zero Coupon	1/22/2021	3,870	4,092,525

Machinery: Industrial/Specialty 1.01%
EnPro Industries, Inc.	3.938%	10/15/2015	2,320	3,201,600

Miscellaneous: Energy 1.31%
Covanta Holding Corp.	1.00%	2/1/2027	4,150	4,155,187

Miscellaneous: Financial 3.94%
Lehman Brothers, Inc. (linked to the S&P 500 index)	0.25%	7/7/2011	3,000	3,619,500
Lehman Brothers, Inc. (linked to the iShares S&P Global Financials Sector Index Fund)	0.25%	10/12/2011	3,100	3,177,500
Morgan Stanley (linked to a basket of Asian/Euro equity indices)+	0.25%	1/15/2013	4,750	5,730,638
Total				12,527,638

Natural Gas Diversified 1.80%
NorthernStar Natural Gas LLC PIK+	5.00%#	5/15/2013	1,035	1,029,631
PG&E Corp.	9.50%	6/30/2010	1,395	4,676,737
Total				5,706,368

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil: Integrated 1.36%
Devon Energy Corp.	4.90%	8/15/2008	$3,270	$4,312,313

Pharmaceuticals 4.55%
Allergan, Inc.	1.50%	4/1/2026	2,550	2,683,875
Celgene Corp.	1.75%	6/1/2008	405	1,785,038
Isis Pharmaceuticals, Inc.+	2.625%	2/15/2027	3,080	2,883,650
NPS Pharmaceuticals, Inc.	3.00%	6/15/2008	2,000	1,850,000
Wyeth	4.877%#	1/15/2024	4,920	5,248,656
Total				14,451,219

Real Estate 2.43%
Archstone-Smith Operating Trust	4.00%	7/15/2036	4,100	4,366,500
Vornado Realty L.P.	3.875%	4/15/2025	2,305	3,368,181
Total				7,734,681

Retail: Food & Drug 0.94%
Pantry, Inc. (The)	3.00%	11/15/2012	2,525	2,998,437

Retail: Multiline 1.19%
BNP Paribas (convertible into CVS/Caremark Corp.) (France)+(~)(b)	6.70%	12/14/2007	3,690	3,785,829

Retail: Specialty 0.80%
Best Buy Co., Inc.	2.25%	1/15/2022	2,355	2,531,625

Semiconductors 3.01%
Agere Systems Inc.	6.50%	12/15/2009	6,220	6,398,825
STMicroelectron N.V. (Netherlands)(b)	Zero Coupon	2/23/2016	2,950	3,159,730
Total				9,558,555

Software: Applications & Systems 4.59%
Cadence Design Systems, Inc.+	1.375%	12/15/2011	2,850	3,127,875
EMC Corp.	1.75%	12/1/2011	4,350	4,730,625
Macrovision Corp.	2.625%	8/15/2011	3,410	3,806,413
Sybase, Inc.	1.75%	2/22/2025	2,600	2,934,750
Total				14,599,663

See Notes to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Utilities: Electric 2.46%
PPL Energy Supply LLC	2.625%	5/15/2023	$1,980	$3,036,825
Unisource Energy Corp.	4.50%	3/1/2035	4,205	4,767,419
Total				7,804,244

Wireless Communications Services 3.13%
American Tower Corp.	3.00%	8/15/2012	2,195	4,321,406
Nextel Communications, Inc.	5.25%	1/15/2010	5,645	5,630,888
Total				9,952,294
Total Convertible Bonds (cost $209,057,586)				227,900,524

		Shares
		(000)
CONVERTIBLE PREFERRED STOCKS 23.26%

Autos 0.51%
Ford Motor Co. Capital Trust II	6.50%	44	1,607,968

Broadcast & Cable 0.70%
News Corp. Finance Trust II+	0.75%	2	2,232,705

Chemicals 1.19%
Celanese Corp.	4.25%	99	3,797,039

Communications Equipment 0.57%
Lucent Technologies Capital Trust I	7.75%	2	1,807,602

Diversified Financials 1.00%
Affiliated Managers Group, Inc.	5.10%	57	3,181,750

Foods 2.61%
Bunge Ltd. (Bermuda)(b)	4.875%	32	3,604,000
Lehman Brothers Holdings, Inc. (convertible into General Mills, Inc.)	6.25%	172	4,677,816
Total			8,281,816

Insurance: Life 1.28%
MetLife Inc.	6.375%	128	4,082,249

Insurance: Multi-Line 1.32%
Fortis Insurance N.V. (Netherlands)+(b)	7.75%	306	4,179,240

Insurance: Reinsurance 0.95%
IPC Holdings Ltd. (Bermuda)(b)	7.25%	111	3,026,991

See Notes to Schedule of Investments.

5

	Interest	Shares
Investments	Rate	(000)	Value
Miscellaneous: Industrials 0.92%
Morgan Stanley (convertible into ABB Ltd.)+	7.30%	172	$2,907,751

Natural Gas Diversified 1.87%
Williams Cos., Inc. (The)	5.50%	47	5,931,406

Oil: Integrated 1.66%
Chesapeake Energy Corp.	4.50%	37	3,581,263
Morgan Stanley (convertible into Valero Energy Corp.)+	9.50%	29	1,707,665
Total			5,288,928

Railroads 1.08%
Kansas City Southern	5.125%	3	3,437,375

Real Estate 1.53%
Simon Property Group, Inc.	6.00%	54	4,865,886

Restaurants 1.05%
Lehman Brothers Holdings, Inc. (convertible into Starbucks Corp.)	5.53%	104	3,344,018

Retail: Food & Drug 1.47%
Albertson’s, Inc.	7.25%	187	4,683,750

Tobacco 1.15%
Universal Corp.	6.75%	3	3,640,088

Utilities - Electric 2.40%
AES Trust III	6.75%	61	2,970,675
Entergy Corp.	7.625%	75	4,656,552
Total			7,627,227
Total Convertible Preferred Stocks (cost $67,068,427)			73,923,789

		U.S. $
		Value
FOREIGN COMMON STOCK 0.82%

United Kingdom
Anglo American plc(a) (cost $2,240,874)	55	$2,624,246

Total Long-Term Investments (cost $281,667,084)		308,325,551

See Notes to Schedule of Investments.

6

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENT 2.17%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank and Trust Co. collateralized by $7,080,000 of Federal Home Loan Mortgage Corp. at 4.125% due 11/18/2009; value: $7,035,750; proceeds: $6,894,840 (cost $6,893,940)	$6,894	$6,893,940

Total Investments in Securities 99.19% (cost $288,561,024)		315,219,491
Other Assets in Excess of Liabilities 0.81%		2,558,231
Net Assets 100.00%		$317,777,722

PIK	Payment-in-kind at 7.00%.
*	Non-income producing security.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutinal investors. Unless otherwise noted, 144A securities are deemed to be liquid.

~	Fair Valued Security (See Note 2a).
#	Variable rate security. The interest rate represents the rate at February 28, 2007.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security. Maturity date shown represents original maturity date.

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 103.14%

Asset-Backed Securities 1.27%
AmeriCredit Auto Receivables Trust 2006-1 A3	5.11%	10/6/2010	$400	$399,746
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	370	369,596
Ford Credit Auto Owner Trust 2005-B A4	4.38%	1/15/2010	485	480,978
Residential Asset Securities Corp. 2005-KS7 A1	5.42%#	8/25/2035	9	9,213
Residential Asset Securities Corp. 2005-KS8 A1	5.43%#	8/25/2035	40	40,470
Total				1,300,003

Corporate Bonds 6.27%
AT&T Corp.	7.30%	11/15/2011	390	425,566
Avnet, Inc.	6.625%	9/15/2016	218	228,660
Bank of America Corp.	5.625%	10/14/2016	360	372,123
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	238	266,910
CenterPoint Energy, Inc.	5.95%	2/1/2017	39	39,796
CenterPoint Energy, Inc.	7.25%	9/1/2010	199	210,894
Corn Products Int’l., Inc.	8.45%	8/15/2009	160	170,660
Deutsche Telekom Int’l Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	475	516,116
Duke Energy Field Services	7.875%	8/16/2010	203	219,735
Enterprise Products Operating L.P.	6.65%	10/15/2034	250	265,277
Exelon Generation Co.	6.95%	6/15/2011	85	90,133
FMC Corp.	7.00%	5/15/2008	210	212,821
France Telecom S.A. (France)(a)	7.75%	3/1/2011	222	242,999
General Electric Capital Corp.	5.375%	10/20/2016	424	428,644
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	305	315,090
John Deere Capital Corp.	5.40%	4/7/2010	90	90,666
Pacific Energy Partners, L.P.	6.25%	9/15/2015	250	254,536
Phelps Dodge Corp.	9.50%	6/1/2031	87	112,007
SBC Communications, Inc.	5.30%	11/15/2010	250	251,486
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	195	197,437
Sprint Capital Corp.	8.75%	3/15/2032	122	149,292
Steelcase Inc., Class A	6.50%	8/15/2011	83	85,686

See Notes to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (Continued)
Telecom Italia Capital SpA (Luxembourg)(a)	7.20%	7/18/2036	$113	$121,951
TELUS Corp. (Canada)(a)	7.50%	6/1/2007	65	65,304
UnitedHealth Group, Inc.	3.375%	8/15/2007	343	340,044
Verizon Global Funding Corp.	7.25%	12/1/2010	570	610,796
Verizon Global Funding Corp.	7.75%	12/1/2030	99	118,683
Total				6,403,312

Government Sponsored Enterprise Bonds 9.37%
Federal National Mortgage Assoc.	4.625%	10/15/2013	1,339	1,324,182
Federal National Mortgage Assoc.	6.00%	5/15/2011	7,884	8,243,077
Total				9,567,259

Government Sponsored Enterprises Pass-Throughs 46.40%
Federal Home Loan Mortgage Corp.	4.196%#	1/1/2034	986	972,600
Federal Home Loan Mortgage Corp. 1B2132	4.68%#	3/1/2035	557	550,523
Federal Home Loan Mortgage Corp. 1B3113	5.72%#	10/1/2036	476	479,685
Federal Home Loan Mortgage Corp. 1G2501	5.534%#	10/1/2036	394	395,671
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	18	18,175
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	528	521,506
Federal Home Loan Mortgage Corp. B19138	5.00%	4/1/2020	1,083	1,068,531
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	120	124,172
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	14	14,844
Federal Home Loan Mortgage Corp. E01590	5.00%	2/1/2019	323	319,775
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	733	723,622
Federal Home Loan Mortgage Corp. G11870	6.00%	10/1/2017	163	165,551
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	3,336	3,293,230
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,083	1,068,580
Federal Home Loan Mortgage Corp. G12548	5.50%	1/1/2022	750	751,725
Federal Home Loan Mortgage Corp. G18016	5.00%	10/1/2019	217	214,145
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	511	504,072
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	673	664,307
Federal Home Loan Mortgage Corp. J00555	5.00%	12/1/2020	385	379,977
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	493	493,746
Federal Home Loan Mortgage Corp. J04188	5.50%	1/1/2022	3,528	3,535,956

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (Continued)
Federal National Mortgage Assoc.	3.50%#	8/1/2033	$332	$329,428
Federal National Mortgage Assoc.	4.56%#	7/1/2035	515	513,132
Federal National Mortgage Assoc.	4.64%	7/1/2015	1,174	1,148,350
Federal National Mortgage Assoc.	4.851%#	8/1/2035	721	716,005
Federal National Mortgage Assoc.	5.013%#	4/1/2035	729	728,555
Federal National Mortgage Assoc.	5.257%#	10/1/2035	1,163	1,162,706
Federal National Mortgage Assoc.	5.394%#	4/1/2036	415	416,213
Federal National Mortgage Assoc.	5.426%#	9/1/2036	689	690,145
Federal National Mortgage Assoc.	5.489%#	11/1/2036	923	925,794
Federal National Mortgage Assoc.	5.495%#	4/1/2036	1,186	1,190,529
Federal National Mortgage Assoc.(c)	5.50%	TBA	3,920	3,889,377
Federal National Mortgage Assoc.	5.50%	11/1/2033	440	437,996
Federal National Mortgage Assoc.	5.50%	3/1/2035	1,173	1,164,940
Federal National Mortgage Assoc.	5.50%	4/1/2035	975	968,760
Federal National Mortgage Assoc.	5.50%	7/1/2035	599	594,498
Federal National Mortgage Assoc.	5.50%	8/1/2035	962	955,621
Federal National Mortgage Assoc.	5.50%	11/1/2035	947	940,978
Federal National Mortgage Assoc.	5.50%	12/1/2035	838	832,436
Federal National Mortgage Assoc.	5.50%	2/1/2036	1,622	1,610,702
Federal National Mortgage Assoc.	5.50%	3/1/2036	4,323	4,292,664
Federal National Mortgage Assoc.	5.50%	4/1/2036	3,908	3,878,586
Federal National Mortgage Assoc.	5.50%	6/1/2036	538	533,586
Federal National Mortgage Assoc.	5.50%	1/1/2037	238	236,292
Federal National Mortgage Assoc.	5.502%#	4/1/2036	606	608,878
Federal National Mortgage Assoc.	5.677%#	8/1/2036	985	990,519
Federal National Mortgage Assoc.	5.765%#	10/1/2036	654	663,262
Federal National Mortgage Assoc.	6.50%	7/1/2032	268	274,828
Federal National Mortgage Assoc.	6.50%	1/1/2036	423	433,928
Total				47,389,101

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities 29.24%
Banc of America Commercial Mortgage, Inc. 2004-1 A2	4.037%	11/10/2039	$120	$116,573
Banc of America Commercial Mortgage, Inc. 2004-2 A1	2.764%	11/10/2038	216	213,205
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	505	493,842
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	530	518,991
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	390	386,456
Banc of America Commercial Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	418	414,606
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	940	931,480
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	500	501,616
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.181%#	9/10/2047	970	971,946
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	930	939,810
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	677	662,916
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,604,171
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A1	4.386%	2/11/2041	152	150,278
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	464	458,863
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%#	10/12/2042	915	915,865
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	345	344,070
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392%#	1/15/2046	1,345	1,361,843
Commercial Mortgage Pass-Through Certificate 2005 C6 A5A	5.116%#	6/10/2044	300	297,539
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A1	2.254%	1/15/2037	58	58,027

See Notes to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (Continued)
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	$2,535	$2,395,506
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	350	343,858
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%#	11/10/2045	475	474,129
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	63	62,946
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	580	579,761
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	645	635,829
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	634	631,092
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,230	1,204,583
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1	4.116%	3/15/2046	206	203,588
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.179%#	12/15/2044	1,620	1,625,276
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A2	5.379%	4/15/2043	660	666,116
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	450	433,092
LB-UBS Commercial Mortgage Trust 2003-C3 A1	2.599%	5/15/2027	564	551,397
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	1,121	1,090,527
LB-UBS Commercial Mortgage Trust 2004-C1 A2	3.624%	1/15/2029	285	276,359
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	135	131,403
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	60	59,572
Merrill Lynch Mortgage Trust 2003-KEY1 A4	5.236%#	11/12/2035	475	476,051
Merrill Lynch Mortgage Trust 2004-MKB1 A1	3.563%	2/12/2042	560	549,172
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	194	193,886
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.223%#	11/12/2037	175	176,205

See Notes to Schedule of Investments.

5

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (Continued)
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.244%#	11/12/2037	$835	$838,708
Merrill Lynch Mortgage Trust 2005-LC1 A1	5.017%	1/12/2044	430	429,447
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	110	110,526
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	480	469,021
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	146	143,713
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	1,569	1,544,503
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	550	538,904
Wachovia Bank Commercial Mortgage Trust 2003-C9 A2	3.958%	12/15/2035	750	735,051
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1	4.43%	3/15/2042	729	721,209
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.196%#	10/15/2044	225	225,675
Total				29,859,202

U.S. Treasury Obligations 10.59%
U.S. Treasury Bond(b)	4.50%	2/15/2036	4,474	4,340,482
U.S. Treasury Bond	6.125%	8/15/2029	2,541	3,018,233
U.S. Treasury Note	4.25%	8/15/2013	971	957,421
U.S. Treasury Note	4.25%	11/15/2013	2,242	2,207,496
U.S. Treasury Strips	Zero Coupon	8/15/2020	554	292,251
Total				10,815,883
Total Long-Term Investments (cost $104,399,094)				105,334,760

See Notes to Schedule of Investments.

6

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENTS 6.77%

Repurchase Agreements
Repurchase Agreement dated 2/28/2007, 5.29% due 3/1/2007 with Normura Securities International, Inc. collateralized by $6,455,000 of Federal National Mortgage Assoc. at 6.00% due 5/15/2011; value $6,856,286; proceeds: $6,710,986	$6,710	$6,710,000
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank & Trust Co. collateralized by $215,000 of Federal National Mortgage Assoc. at 4.61% due 10/10/2013; value: $212,581; proceeds: $205,789	206	205,762
Total Short-Term Investments (cost $6,915,762)		6,915,762
Total Investments in Securities 109.91% (cost $111,314,856)		112,250,522
Liabilities in Excess of Other Assets (9.91%)		(10,123,275)
Net Assets 100.00%		$102,127,247

#	Variable rate security. The interest rate represents the rate at February 28, 2007.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully/partially segregated for open reverse repurchase agreements as of February 28, 2007. (See Note 2).
(c)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

7

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 28, 2007

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 95.41%
Lord Abbett Affiliated Fund, Inc. - Class Y(a)	180,319	$2,726
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class Y*(b)	108,413	2,305
Lord Abbett Securities Trust - International Core Equity Fund - Class Y(c)	363,544	5,631
Lord Abbett Securities Trust - International Opportunities Fund - Class Y(d)	63,947	1,125
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(e)	131,250	3,909
Lord Abbett Large Cap Growth Fund - Class Y*(f)	891,050	5,035
Lord Abbett Securities Trust - Value Opportunities Fund - Class Y(d)	161,401	2,061
Total Investments in Underlying Funds (cost $22,695,768)		$22,792

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 2.51%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank & Trust Co. collateralized by $610,000 of Federal National Mortgage Assoc. at 5.75% due 2/13/2017; value: $614,575; proceeds: $601,341 (cost $601,262)	$601	$601

Total Investments in Securities 97.92% (cost $23,297,030)		23,393
Other Assets in Excess of Liabilities 2.08%		496
Net Assets 100.00%		$23,889

*              Non-income producing security.

(a)       Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(b)      Fund investment objective is capital appreciation.

(c)       Fund investment objective is to seek long-term capital appreciation.

(d)      Fund investment objective is long-term capital appreciation.

(e)       Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(f)         Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2007

	Interest	Shares
Investments	Rate	(000)	Value
LONG-TERM INVESTMENTS 94.42%

CONVERTIBLE PREFERRED STOCK 0.37%

Electric: Generation
NRG Energy, Inc. (cost $765,250)	5.75%	2	$764,075

			Principal
		Maturity	Amount
		Date	(000)
CONVERTIBLE BOND 0.71%

Media: Broadcast
Sinclair Broadcast Group, Inc. (cost $1,348,146)	6.00%	9/15/2012	$1,500	1,468,125

HIGH YIELD CORPORATE BONDS 93.34%

Aerospace/Defense 3.62%
Armor Holdings, Inc.	8.25%	8/15/2013	1,000	1,052,500
Esterline Technologies Corp.+(c)	6.625%	3/1/2017	200	201,000
Esterline Technologies Corp.	7.75%	6/15/2013	1,000	1,025,000
L-3 Communications Corp.	6.125%	1/15/2014	2,000	1,985,000
Moog Inc., Class A	6.25%	1/15/2015	2,000	1,995,000
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	1,225	1,200,500
Total				7,459,000

Auto Loans 2.09%
Ford Motor Credit Corp.	7.375%	10/28/2009	3,750	3,780,390
General Motors Acceptance Corp.	7.75%	1/19/2010	500	516,838
Total				4,297,228

Auto Parts & Equipment 1.60%
Lear Corp.(d)	8.50%	12/1/2013	1,000	982,500
Stanadyne Corp.	10.00%	8/15/2014	1,500	1,563,750
Stanadyne Corp. (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	1,000	755,000
Total				3,301,250

Automotive 1.31%
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	250	253,125
General Motors Corp.	7.20%	1/15/2011	2,500	2,443,750

See Note to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Automotive (Continued)
Venture Holdings Co. LLC*(b)	9.50%	7/1/2005	$250	$875
Total				2,697,750

Building & Construction 0.51%
D.R. Horton, Inc.(d)	6.875%	5/1/2013	1,000	1,054,257

Building Materials 1.37%
Associated Materials Inc. (11.25% after 3/1/2009)**	Zero Coupon	3/1/2014	1,500	1,125,000
NTK Holdings Inc. (10.75% after 9/1/2009)**	Zero Coupon	3/1/2014	1,000	790,000
Ply Gem Industries, Inc.	9.00%	2/15/2012	1,000	910,000
Total				2,825,000

Chemicals 3.74%
Equistar Chemicals, L.P.	8.75%	2/15/2009	1,500	1,575,000
Ineos Group Holdings plc (United Kingdom)+(a)	8.50%	2/15/2016	2,500	2,443,750
Lyondell Chemical Co.	8.25%	9/15/2016	700	756,000
Momentive Performance+	11.50%	12/1/2016	2,800	2,926,000
Total				7,700,750

Diversified Capital Goods 1.87%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	1,000	985,000
RBS Global, Inc.+	11.75%	8/1/2016	2,000	2,200,000
RBS Global, Inc.+	8.875%	9/1/2016	650	666,250
Total				3,851,250

Electric: Generation 3.97%
Dynegy Holdings, Inc.	8.375%	5/1/2016	1,250	1,343,750
Edison Mission Energy	7.75%	6/15/2016	1,500	1,597,500
Mission Energy Holding Co.	13.50%	7/15/2008	1,500	1,644,375
NRG Energy, Inc.	7.375%	1/15/2017	2,500	2,550,000
Reliant Energy, Inc.	6.75%	12/15/2014	1,000	1,042,500
Total				8,178,125

Electric: Integrated 1.79%
CMS Energy Corp.	9.875%	10/15/2007	1,500	1,539,375
Mirant Americas Generation LLC	9.125%	5/1/2031	2,000	2,145,000
Total				3,684,375

See Note to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electronics 3.00%
Freescale Semiconductor Inc.+	10.125%	12/15/2016	$4,000	$4,115,000
NXP b.v. (Netherlands)+(a)	9.50%	10/15/2015	2,000	2,075,000
Total				6,190,000

Energy: Exploration & Production 4.13%
Chesapeake Energy Corp.	7.50%	6/15/2014	1,000	1,052,500
Chesapeake Energy Corp.(d)	6.25%	1/15/2018	3,000	2,970,000
KCS Energy Services, Inc.	7.125%	4/1/2012	1,500	1,470,000
Pogo Producing Co.	6.875%	10/1/2017	1,425	1,396,500
Quicksilver Resources Inc.	7.125%	4/1/2016	1,000	985,000
Range Resources Corp.	6.375%	3/15/2015	650	640,250
Total				8,514,250

Environmental 2.50%
Aleris International, Inc.+	10.00%	12/15/2016	2,000	2,120,000
Allied Waste North America, Inc.(d)	6.375%	4/15/2011	3,000	3,022,500
Total				5,142,500

Food & Drug Retailers 1.98%
Ingles Markets, Inc.	8.875%	12/1/2011	1,000	1,047,500
Rite Aid Corp.	6.875%	8/15/2013	775	699,437
Rite Aid Corp.	8.625%	3/1/2015	1,250	1,221,875
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	1,075	1,103,219
Total				4,072,031

Forestry/Paper 2.31%
Bowater, Inc.	9.50%	10/15/2012	2,000	2,115,000
Millar Western Forest Products Ltd. (Canada)(a)	7.75%	11/15/2013	1,000	947,500
Rock-Tenn Company, Class A	8.20%	8/15/2011	800	854,000
Tembec Industries, Inc. (Canada)(a)	8.625%	6/30/2009	1,000	835,000
Total				4,751,500

Gaming 5.01%
Harrah’s Operating Company, Inc.	5.375%	12/15/2013	1,200	1,072,475
Las Vegas Sands Corp.	6.375%	2/15/2015	2,000	1,940,000
Mandalay Resort Group	10.25%	8/1/2007	3,000	3,067,500
River Rock Entertainment Authority	9.75%	11/1/2011	1,100	1,179,750
Snoqualmie Entertainment Authority+	9.125%	2/1/2015	1,000	1,037,500
Turning Stone Casino Resort+	9.125%	12/15/2010	1,000	1,032,500

See Note to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Gaming (Continued)
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	$1,000	$995,000
Total				10,324,725

Gas Distribution 2.62%
Inergy, L.P.	8.25%	3/1/2016	1,175	1,245,500
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	1,500	1,458,750
MarkWest Energy Partners, L.P.	8.50%	7/15/2016	1,000	1,042,500
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,500	1,650,000
Total				5,396,750

Health Services 4.80%
Ameripath Intermediate Holding PIK+	10.65%#	2/15/2014	675	678,375
CDRV Investors, Inc. (9.625% after 1/1/2010)**	Zero Coupon	1/1/2015	2,000	1,615,000
HCA, Inc.	6.25%	2/15/2013	1,200	1,090,500
HCA, Inc.+	9.125%	11/15/2014	2,300	2,455,250
HCA, Inc.	6.375%	1/15/2015	3,000	2,595,000
HealthSouth Corp.+	10.75%	6/15/2016	500	561,250
Select Medical Corp.	7.625%	2/1/2015	1,000	885,000
Total				9,880,375

Hotels 0.48%
Host Marriott L.P.(d)	6.375%	3/15/2015	1,000	992,500

Integrated Energy 1.01%
VeraSun Energy	9.875%	12/15/2012	2,000	2,080,000

Leisure .76%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,500	1,560,000

Machinery 1.28%
Baldor Electric Co.	8.625%	2/15/2017	975	1,029,844
Columbus McKinnon Corp.	8.875%	11/1/2013	1,500	1,605,000
Total				2,634,844

Media: Broadcast 2.42%
Barrington Broadcasting Co. LLC+	10.50%	8/15/2014	2,000	2,105,000
CMP Susquehanna+	9.875%	5/15/2014	1,700	1,755,250
XM Satellite Radio Holdings Inc.	9.75%	5/1/2014	1,100	1,116,500
Total				4,976,750

See Note to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Media: Cable 4.71%
CCH I Holdings LLC	11.75%	5/15/2014	$1,000	$982,500
CCH I LLC	11.00%	10/1/2015	3,000	3,135,000
CCH II LLC	10.25%	9/15/2010	1,000	1,055,000
Charter Communications Holdings	11.125%	1/15/2011	1,200	1,188,000
DIRECTV Holdings LLC/Finance(d)	6.375%	6/15/2015	1,000	966,250
Echostar DBS Corp.	7.00%	10/1/2013	950	980,875
Mediacom Broadband LLC / Corp.	8.50%	10/15/2015	1,365	1,395,712
Total				9,703,337

Media: Services 1.66%
Idearc Inc.+(d)	8.00%	11/15/2016	2,500	2,581,250
Warner Music Group Corp.	7.375%	4/15/2014	850	828,750
Total				3,410,000

Metals/Mining Excluding Steel 1.73%
Alpha Natural Resources	10.00%	6/1/2012	1,000	1,085,000
Novelis Inc. (Canada)(a)	7.25%	2/15/2015	1,000	1,045,000
Peabody Energy Corp.	5.875%	4/15/2016	1,500	1,436,250
Total				3,566,250

Non-Electric Utilities 0.50%
SEMCO Energy, Inc.	7.75%	5/15/2013	1,000	1,026,842

Non-Food & Drug Retailers 3.58%
Bon-Ton Department Stores Inc.	10.25%	3/15/2014	1,250	1,331,250
Brookstone Co. Inc.	12.00%	10/15/2012	1,000	1,060,000
Linens ‘n Things, Inc.	10.985%#	1/15/2014	1,000	985,000
Michaels Stores, Inc.+	11.375%	11/1/2016	750	817,500
Neiman Marcus Group, Inc. (The)	10.375%	10/15/2015	1,000	1,125,000
Yankee Acquisition Corp.+	9.75%	2/15/2017	2,000	2,060,000
Total				7,378,750

Oil Field Equipment & Services 1.58%
Complete Production Services, Inc.+	8.00%	12/15/2016	725	744,937
Hanover Equipment Trust 2001, Series B	8.75%	9/1/2011	1,750	1,828,750
PHI Inc.	7.125%	4/15/2013	700	682,500
Total				3,256,187

See Note to Schedule of Investments.

5

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Packaging 2.25%
Ball Corp.	6.625%	3/15/2018	$1,445	$1,448,612
Berry Plastics Inc.	8.875%	9/15/2014	1,450	1,508,000
Exopack Holding Corp.	11.25%	2/1/2014	1,000	1,085,000
Solo Cup Co.	8.50%	2/15/2014	675	588,938
Total				4,630,550

Pharmaceuticals 0.25%
Warner Chilcott Corp.	8.75%	2/1/2015	487	510,133

Printing & Publishing 3.48%
Clarke American Corp.	11.75%	12/15/2013	500	577,500
Dex Media East LLC/Finance	9.875%	11/15/2009	1,500	1,575,000
Morris Publishing Group LLC	7.00%	8/1/2013	1,000	965,000
Quebecor World Inc. (Canada)+(a)	9.75%	1/15/2015	1,500	1,593,750
R.H. Donnelley Corp.	6.875%	1/15/2013	2,500	2,450,000
Total				7,161,250

Restaurants 0.73%
Friendly Ice Cream Corp.	8.375%	6/15/2012	1,000	975,000
Sbarro, Inc.+	10.375%	2/1/2015	500	523,750
Total				1,498,750

Software/Services 1.26%
Open Solutions Inc.+	9.75%	2/1/2015	400	415,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,000	2,185,000
Total				2,600,000

Steel Producers/Products 0.55%
AK Steel Holding Corp.	7.75%	6/15/2012	475	483,313
Allegheny Ludlum Corp.	6.95%	12/15/2025	625	650,000
Total				1,133,313

Support: Services 3.50%
Aramark Services Inc.	5.00%	6/1/2012	1,000	913,319
Aramark Corp.+	8.50%	2/1/2015	1,125	1,174,219
Ashtead Capital Inc.+	9.00%	8/15/2016	875	949,375
FTI Consulting, Inc.	7.75%	10/1/2016	400	424,000
Hertz Corp., Class A	10.50%	1/1/2016	1,000	1,145,000
Rental Service Corp.+	9.50%	12/1/2014	1,000	1,070,000

See Note to Schedule of Investments.

6

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Support: Services (Continued)
United Rentals North America, Inc.	7.75%	11/15/2013	$1,500	$1,541,250
Total				7,217,163

Telecommunications: Integrated/Services 6.69%
Broadview Networks Holdings+	11.375%	9/1/2012	725	772,125
Hughes Network Systems, LLC	9.50%	4/15/2014	1,000	1,065,000
Intelsat Bermuda Ltd. (Bermuda)+(a)	11.354%#	6/15/2013	4,000	4,310,000
Nordic Telephone Co. Holdings (Denmark)+(a)	8.875%	5/1/2016	1,000	1,082,500
Qwest Corp.	6.875%	9/15/2033	1,200	1,168,500
Qwest Corp.	7.625%	6/15/2015	2,500	2,681,250
Qwest Corp.	8.61%#	6/15/2013	1,000	1,096,250
Telecom Argentina S.A., Series B (Argentina)**(a)	10.00%	10/15/2011	797	810,820
US LEC Corp	13.87%#	10/1/2009	750	796,875
Total				13,783,320

Telecommunications: Wireless 3.76%
Centennial Communications Corp.	10.00%	1/1/2013	1,000	1,085,000
Dobson Communications Corp.	9.61%#	10/15/2012	1,500	1,556,250
MetroPCS Communications, Inc.+	9.25%	11/1/2014	950	1,002,250
Rogers Wireless, Inc. (Canada)(a)	8.485%#	12/15/2010	2,000	2,045,000
Rural Cellular Corp.	9.75%	1/15/2010	1,000	1,031,250
SunCom Wirless Holdings, Inc.	8.50%	6/1/2013	1,000	1,031,250
Total				7,751,000

Telecommunications Equipment 0.38%
PGS Solutions Inc.+	9.625%	2/15/2015	750	776,455

Theaters & Entertainment 0.99%
AMC Entertainment, Inc.	11.00%	2/1/2016	1,000	1,141,250
Cinemark, Inc. (9.75% after 3/15/2009)**	Zero Coupon	3/15/2014	1,000	902,500
Total				2,043,750

Transportation Excluding Air/Rail 1.57%
Bristow Group, Inc.	6.125%	6/15/2013	1,400	1,337,000
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,000	1,900,000
Total				3,237,000
Total High Yield Corporate Bonds (cost $186,765,246)				192,249,260

See Note to Schedule of Investments.

7

	Shares
Investments	(000)	Value
WARRANT 0.00%

Consumer Products
Parmalat SpA Warrant (Italy)*+~(a) (cost $6)	1	$6
Total Long-Term Investments (cost $188,878,648)		194,481,466

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.39%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank & Trust Co. collateralized by $2,905,000 of Federal National Mortgage Assoc. at 5.75% due 2/13/2017; value: $2,926,788; proceeds: $2,868,932 (cost $2,868,558)	$2,869	2,868,558

Total Investments in Securities 95.81% (cost $191,747,206)		197,350,024
Other Assets in Excess of Liabilities(e) 4.19%		8,632,279
Net Assets 100.00%		$205,982,303

PIK Payment-in-kind.

*              Non-income producing security.

**       Deferred interest debentures pay the stated rate, after which they pay a  predetermined interest rate.

+              Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#              Variable rate security. The interest rate represents the rate at February 28, 2007.

~              Fair Valued Security (See Note 2(a)).

(a)       Foreign security traded in U.S. dollars.

(b)      Defaulted security. Maturity date shown represents original maturity date.

(c)       Security purchased on a when-issued basis (See Note 2 (e)).

(d)      Security has been pledged as collateral for swap contracts as of February 28, 2007.

(e)       Other Assets in excess of liabilities include net unrealized appreciation (depreciation) on credit default swap agreements, as follows:

Credit default swap agreements outstanding at February 28, 2007

			(Pay) /		Notional	Unrealized
		Buy/Sell	Receive	Termination	Amount	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	(000)	(Depreciation)
Citicorp Security Services	Abitibi-Consolidated Inc. 8.375% due 4/1/2015	Sell	5.10%	9/20/2011		99,673
					$1,200
Citicorp Security Services	DIRECTV Holdings LLC 8.375% due 3/15/2013	Buy	(1.45)%	9/20/2011	1,000	(3,644)
Goldman Sachs Capital Markets, L.P.	Dole Food Company, Inc. 8.875% due 3/15/2011	Sell	4.50%	3/20/2012	1,000	(7,353)
Goldman Sachs Capital Markets, L.P.	Lear Corporation 5.75% due 8/1/2014	Buy	(3.25)%	3/20/2012	1,000	16,180
Merrill Lynch & Co.	Host Marriott 7.125% due 11/1/2013	Buy	(1.22)%	12/20/2011	1,000	(12,662)
Morgan Stanley Capital Services, Inc.	Idearc Inc. 8.00% due 11/15/2016	Buy	(1.48)%	3/20/2012	1,000	(2,720)
Morgan Stanley Capital Services, Inc.	D.R. Horton, Inc. 5.375% due 6/15/2012	Buy	(1.25)%	9/20/2011	1,000	(29,456)
						$60,018

See Note to Schedule of Investments.

8

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME STRATEGY FUND February 28, 2007

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 96.75%
Lord Abbett Affiliated Fund, Inc. - Class Y(a)	434,793	$6,574
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class Y(b)	808,854	10,936
Lord Abbett Investment Trust - High Yield Fund - Class Y(c)	2,637,359	21,890
Lord Abbett Investment Trust - Total Return Fund - Class Y(d)	1,489,714	15,553
Total Investments in Underlying Funds (cost $53,368,115)		$54,953

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 2.22%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank & Trust Co. collateralized by $1,170,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $1,287,000; proceeds: $1,259,259 (cost $1,259,095)	$1,259	$1,259

Total Investments in Securities 98.97% (cost $54,627,210)		56,212
Other Assets in Excess of Liabilities 1.03%		585
Net Assets 100.00%		$56,797

(a)       Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(b)      Fund investment objective is to seek current income and capital appreciation.

(c)       Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(d)      Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT

AND GOVERNMENT SPONSORED ENTERPRISES FUND February 28, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 98.24%

Asset-Backed Security 0.52%
AmeriCredit Auto Receivables Trust 2006-1 A3	5.11%	10/6/2010	$600	$599,620

Corporate Bonds 2.23%
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007	500	497,191
Duke Energy Field Services	7.875%	8/16/2010	100	108,244
FMC Corp.	7.00%	5/15/2008	75	76,008
John Deere Capital Corp.	5.40%	4/7/2010	150	151,110
Potash Corp. of Saskatchewan (Canada)(a)	7.125%	6/15/2007	775	778,890
SBC Communications, Inc.	5.30%	11/15/2010	337	339,003
UnitedHealth Group, Inc.	3.375%	8/15/2007	648	642,416
Total				2,592,862

Government Sponsored Enterprises Bond 0.54%
Federal National Mortgage Assoc.	6.00%	5/15/2011	598	625,236

Government Sponsored Enterprises Collateralized Mortgage Obligations 4.03%
Federal Home Loan Mortgage Corp. 1209 F	5.875%#	3/15/2007	1	592
Federal Home Loan Mortgage Corp. 1337 F	5.875%#	8/15/2007	34	33,761
Federal Home Loan Mortgage Corp. 1369 F	5.875%#	9/15/2007	21	21,259
Federal Home Loan Mortgage Corp. 1377 F	5.875%#	9/15/2007	6	5,755
Federal Home Loan Mortgage Corp. 1417 FC	6.375%#	11/15/2007	314	314,266
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	81	80,972
Federal Home Loan Mortgage Corp. 1551 JA	5.925%#	7/15/2008	4	3,810
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	76	75,905
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	163	163,183
Federal Home Loan Mortgage Corp. 1600 FB	4.07%#	10/15/2008	32	31,514
Federal Home Loan Mortgage Corp. 1637 JB	5.825%#	6/15/2023	40	40,401
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	13	12,516
Federal Home Loan Mortgage Corp. 1671 JA	5.775%#	1/15/2024	482	485,025
Federal Home Loan Mortgage Corp. 1698 H	6.00%	3/15/2009	20	20,381
Federal Home Loan Mortgage Corp. 2549 PF	5.62%#	6/15/2027	18	18,462

See Note to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Collateralized Mortgage Obligations (Continued)
Federal Home Loan Mortgage Corp. 2621 TC	3.00%	1/15/2026	$522	$506,231
Federal Home Loan Mortgage Corp. 2759 AU	3.50%	5/15/2019	232	230,152
Federal Home Loan Mortgage Corp. 2836 DG	5.00%	6/15/2016	860	858,776
Federal Home Loan Mortgage Corp. 2885 DK	3.50%	10/15/2012	1,121	1,108,187
Federal National Mortgage Assoc. 1992-141 FA	5.844%#	8/25/2007	1	659
Federal National Mortgage Assoc. 1992-151 F	5.844%#	8/25/2007	62	62,616
Federal National Mortgage Assoc. 1992-196 F	5.844%#	11/25/2007	53	52,523
Federal National Mortgage Assoc. 1993-41 PH	6.00%	3/25/2023	1	986
Federal National Mortgage Assoc. 1993-93 FC	5.246%#	5/25/2008	12	12,114
Federal National Mortgage Assoc. 1993-124 E PO	Zero Coupon	10/25/2022	3	2,907
Federal National Mortgage Assoc. 1993-196 F	5.794%#	10/25/2008	93	93,683
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	102	102,386
Federal National Mortgage Assoc. 1994-89 FA	5.794%#	3/25/2009	21	20,782
Federal National Mortgage Assoc. 2003-65 PG	3.00%	10/25/2031	310	305,420
Federal National Mortgage Assoc. G93-11 FA	5.744%#	12/25/2008	10	9,633
Total				4,674,857

Government Sponsored Enterprises Pass-Throughs 53.00%
Federal Home Loan Mortgage Corp.	4.196%#	1/1/2034	2,558	2,522,658
Federal Home Loan Mortgage Corp. 1B2132	4.68%#	3/1/2035	675	667,552
Federal Home Loan Mortgage Corp. 1B3113	5.72%#	10/1/2036	806	812,266
Federal Home Loan Mortgage Corp. 1G2501	5.534%	10/1/2036	789	791,342
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	89	92,390
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	1,811	1,787,777
Federal Home Loan Mortgage Corp. B19840	5.00%	8/1/2020	1,442	1,423,263
Federal Home Loan Mortgage Corp. C00742	6.50%	4/1/2029	403	414,415
Federal Home Loan Mortgage Corp. C66164	7.00%	4/1/2032	146	150,788
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	75	77,930
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	160	162,009
Federal Home Loan Mortgage Corp. E01386	5.00%	6/1/2018	228	225,389
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	1,494	1,477,948
Federal Home Loan Mortgage Corp. E01490	5.00%	11/1/2018	277	273,763

See Note to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (Continued)
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	$20	$20,400
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	364	359,637
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	1,832	1,808,595
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	4,683	4,622,084
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	979	966,270
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	248	244,705
Federal Home Loan Mortgage Corp. G12419	5.00%	10/1/2021	1,515	1,495,003
Federal Home Loan Mortgage Corp. G12548	5.50%	1/1/2022	14,240	14,272,752
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	423	417,904
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	1,151	1,136,119
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	750	740,356
Federal Home Loan Mortgage Corp. J00329	5.50%	11/1/2020	857	859,344
Federal Home Loan Mortgage Corp. J01055	5.50%	1/1/2021	3,918	3,926,813
Federal Home Loan Mortgage Corp. J01072	5.50%	1/1/2021	2,107	2,112,868
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	1,177	1,179,997
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	376	377,042
Federal Home Loan Mortgage Corp. J03466	5.00%	9/1/2021	32	31,343
Federal National Mortgage Assoc.	3.50%#	8/1/2033	486	481,633
Federal National Mortgage Assoc.	3.885%#	11/1/2034	597	598,959
Federal National Mortgage Assoc.	4.56%#	7/1/2035	1,188	1,184,426
Federal National Mortgage Assoc.	4.851%#	8/1/2035	864	858,392
Federal National Mortgage Assoc.	4.975%#	2/1/2032	22	22,153
Federal National Mortgage Assoc.	5.013%#	4/1/2035	635	634,192
Federal National Mortgage Assoc.	5.426%#	9/1/2036	873	874,499
Federal National Mortgage Assoc.	5.489%#	11/1/2036	1,110	1,112,922
Federal National Mortgage Assoc.(b)	5.50%	TBA	4,270	4,236,643
Federal National Mortgage Assoc.	5.502%#	4/1/2036	728	730,654
Federal National Mortgage Assoc.	5.677%#	8/1/2036	1,256	1,263,270
Federal National Mortgage Assoc.	5.765%#	10/1/2036	3,089	3,133,478
Federal National Mortgage Assoc.	6.00%	7/1/2014	107	109,016
Federal National Mortgage Assoc.	6.19%	9/1/2008	98	98,023
Federal National Mortgage Assoc.	6.34%	1/1/2008	24	24,458

See Note to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (Continued)
Federal National Mortgage Assoc.	6.43%	1/1/2008	$26	$26,314
Federal National Mortgage Assoc.	6.50%	12/1/2007	2	1,681
Federal National Mortgage Assoc.	6.50%	4/1/2011	35	35,302
Federal National Mortgage Assoc.	6.50%	8/1/2013	51	52,353
Federal National Mortgage Assoc.	6.50%	6/1/2015	481	492,642
Federal National Mortgage Assoc.	6.62%	10/1/2007	70	70,306
Total				61,492,038

Non-Agency Commercial Mortgage-Backed Securities 16.17%
Banc of America Commercial Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	820	814,997
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	850	842,276
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	98	97,957
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	797	779,901
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	725	711,050
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	2,754	2,742,824
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	763	745,025
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB11 A1	4.52%	8/12/2037	424	420,124
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1	4.116%	3/15/2046	686	676,539
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	114	113,544
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	3,186	3,100,394
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,500	1,468,106
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	1,135	1,104,761
Merrill Lynch Mortgage Trust 2003-KEY1 A2	4.435%	11/12/2035	500	492,071
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	322	316,655
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	484	476,222
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	669	661,934

See Note to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	$852	$850,984
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	1,600	1,567,722
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	800	778,335
Total				18,761,421

Pass-Through Agencies 0.15%
Government National Mortgage Assoc.	5.50%#	9/20/2031	39	39,071
Government National Mortgage Assoc.	5.625%#	1/20/2018	43	43,202
Government National Mortgage Assoc.	6.125%#	11/20/2020	20	20,280
Government National Mortgage Assoc.	6.125%#	11/20/2027	11	10,834
Government National Mortgage Assoc.	6.125%#	12/20/2027	14	13,882
Government National Mortgage Assoc.	7.00%	4/15/2028	18	18,552
Government National Mortgage Assoc.	7.50%	2/15/2016	7	7,043
Government National Mortgage Assoc.	10.50%	3/15/2019	17	18,613
Total				171,477

U.S. Treasury Obligations 21.60%
U.S. Treasury Note	4.25%	11/15/2013	2,462	2,424,110
U.S. Treasury Note	4.625%	2/29/2008	13,341	13,308,701
U.S. Treasury Note	4.875%	8/15/2009	5,385	5,421,602
U.S. Treasury Note	5.125%	6/30/2011	3,810	3,901,234
Total				25,055,647
Total Long-Term Investments (cost $113,551,544)				113,973,158

See Note to Schedule of Investments.

5

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENT 7.31%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 5.29% due 3/1/2007 with Nomura Securities International, Inc. collateralized by $8,155,000 of Federal National Mortgage Assoc. at 6.00% due 5/15/2011; value $8,661,969; proceeds: $8,480,246 (cost $8,479,000)	$8,479	$8,479,000
Total Investments in Securities 105.55% (cost $122,030,544)		122,452,158
Liabilities in Excess of Other Assets (5.55%)		(6,440,736)
Net Assets 100.00%		$116,011,422

PO  Principal Only.

#     Variable rate security. The interest rate represents the rate at February 28, 2007.

(a)  Foreign security traded in U.S. dollars.

(b)  To be announced (“TBA”). Security purchased on a forward commitment  basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Note to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - WORLD GROWTH & INCOME STRATEGY FUND February 28, 2007

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 97.96%

Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class Y*(a)	578,973	$12,309
Lord Abbett Securities Trust - International Core Equity Fund - Class Y(b)	4,788,718	74,177
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(c)	2,090,330	62,250
Lord Abbett Large Cap Growth Fund - Class Y*(d)	6,614,162	37,370
Lord Abbett Investment Trust - Total Return Fund - Class Y(e)	6,180,137	64,521

Total Investments in Underlying Funds (cost $240,332,604)		$250,627

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.76%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank & Trust Co. collateralized by $4,565,000 of Federal National Mortgage Assoc. at 5.75% due 2/13/2017; value: $4,599,238; proceeds: $4,506,088 (cost $4,505,500)	$4,505	$4,505
Total Investments in Securities 99.72%
(cost $244,838,104)		255,132
Other Assets in Excess of Liabilities 0.28%		716
Net Assets 100.00%		$255,848

*              Non-income producing security.

(a)       Fund investment objective is capital appreciation.

(b)      Fund investment objective is to seek long-term capital appreciation.

(c)       Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(d)      Fund investment objective is long-term capital growth.

(e)       Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 105.52%

Asset-Backed Securities 1.95%
AmeriCredit Auto Receivables Trust 2006-1 A3	5.11%	10/6/2010	$4,135	$4,132,379
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	2,710	2,707,039
Centex Home Equity 2006-A AV1	5.37%#	6/25/2036	566	566,797
First Franklin Mortgage Loan Asset-Backed Certificate 2005-FF9 A2	5.44%#	10/25/2035	388	388,741
Ford Credit Auto Owner Trust 2005-A A4	3.72%	10/15/2009	2,050	2,021,418
Ford Credit Auto Owner Trust 2005-B A4	4.38%	1/15/2010	1,450	1,437,976
Honda Auto Receivables Owner Trust 2004-1 A3	2.40%	2/21/2008	35	34,860
Residential Asset Mortgage Products, Inc. 2005-RZ2 AI1	5.44%#	5/25/2035	99	98,766
Residential Asset Mortgage Products, Inc. 2006-RS6 A1	5.39%#	11/25/2036	3,824	3,826,283
Residential Asset Securities Corp. 2005-KS7 A1	5.42%#	8/25/2035	3	2,787
Residential Funding Mortgage Securities 2005-HS1 AI1	5.44%#	9/25/2035	330	328,890
USAA Auto Owner Trust 2004-3 A3	3.16%	2/17/2009	200	198,665
Total				15,744,601

Corporate Bonds 9.27%
Aleris International, Inc.+	10.00%	12/15/2016	930	985,800
AT&T Corp.	7.30%	11/15/2011	2,854	3,114,268
Avnet, Inc.	6.625%	9/15/2016	2,137	2,241,499
Baldor Electric Co.	8.625%	2/15/2017	415	438,344
Bank of America Corp.	5.625%	10/14/2016	2,830	2,925,297
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	1,974	2,213,784
CenterPoint Energy, Inc.	5.95%	2/1/2017	311	317,346
CenterPoint Energy, Inc.	7.25%	9/1/2010	1,689	1,789,948
Chesapeake Energy Corp.	6.25%	1/15/2018	1,230	1,217,700
Complete Production Services, Inc.+	8.00%	12/15/2016	440	452,100
Corn Products Int’l., Inc.	8.45%	8/15/2009	1,273	1,357,817

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (Continued)
Deutsche Telekom Int’l Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	$3,904	$4,241,926
Domtar, Inc. (Canada)(a)	7.875%	10/15/2011	780	828,750
Duke Energy Field Services	7.875%	8/16/2010	1,493	1,616,080
Enterprise Products Operating L.P.	6.65%	10/15/2034	1,710	1,814,495
Exelon Corp.	6.95%	6/15/2011	659	698,795
FMC Corp.	7.00%	5/15/2008	1,617	1,638,723
Ford Motor Credit Corp.	7.875%	6/15/2010	866	881,546
France Telecom S.A. (France)(a)	7.75%	3/1/2011	1,900	2,079,723
Freescale Semiconductor, Inc.+	8.875%	12/15/2014	1,015	1,034,031
General Electric Capital Corp.	5.375%	10/20/2016	3,189	3,223,929
Glatfelter (P.H.) Co.	7.125%	5/1/2016	475	484,500
GMAC LLC	6.00%	12/15/2011	1,736	1,700,223
GMAC LLC	6.75%	12/1/2014	379	378,548
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	2,596	2,681,883
Goodyear Tire & Rubber Co. (The)+	8.625%	12/1/2011	625	667,187
HCA, Inc.+	9.125%	11/15/2014	1,095	1,168,912
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	765	726,750
Idearc Inc.+	8.00%	11/15/2016	1,195	1,233,838
Jefferson Smurfit Corp.	8.25%	10/1/2012	880	902,000
John Deere Capital Corp.	4.125%	1/15/2010	100	97,598
John Deere Capital Corp.	5.40%	4/7/2010	800	805,918
Lyondell Chemical Co.	8.25%	9/15/2016	815	880,200
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	780	758,550
Mediacom Broadband LLC / Corp.	8.50%	10/15/2015	1,200	1,227,000
Mosaic Co. (The)+	7.375%	12/1/2014	200	207,500
NRG Energy, Inc.	7.375%	1/15/2017	680	693,600
NXP B.V. (Netherlands)+(a)	9.50%	10/15/2015	1,220	1,265,750
Pacific Energy Partners, L.P.	6.25%	9/15/2015	2,396	2,439,471
Phelps Dodge Corp.	9.50%	6/1/2031	611	786,622
Quicksilver Resources, Inc.	7.125%	4/1/2016	1,100	1,083,500
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	960	1,035,600
SBC Communications, Inc.	5.30%	11/15/2010	1,803	1,813,715

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (Continued)
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	$2,080	$2,106,000
Sprint Capital Corp.	8.75%	3/15/2032	1,016	1,243,282
Steelcase Inc. Class A	6.50%	8/15/2011	764	788,724
Telecom Italia Capital SpA (Luxembourg)(a)	7.20%	7/18/2036	1,060	1,143,968
TELUS Corp. (Canada)(a)	7.50%	6/1/2007	470	472,199
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	498	494,265
Tronox Worldwide LLC/Finance	9.50%	12/1/2012	890	961,200
UnitedHealth Group, Inc.	3.375%	8/15/2007	2,149	2,130,482
Verizon Global Funding Corp.	7.25%	12/1/2010	4,325	4,634,549
Verizon Global Funding Corp.	7.75%	12/1/2030	765	917,096
Wabtec Corp.	6.875%	7/31/2013	1,100	1,094,500
Williams Partners L.P.+	7.25%	2/1/2017	605	638,275
Total				74,775,306

Government Sponsored Enterprises Bonds 7.76%
Federal National Mortgage Assoc.	4.625%	10/15/2013	10,657	10,539,070
Federal National Mortgage Assoc.	6.00%	5/15/2011	49,740	52,005,408
Total				62,544,478

Government Sponsored Enterprises Pass-Throughs 41.26%
Federal Home Loan Mortgage Corp.	4.196%#	1/1/2034	5,850	5,770,550
Federal Home Loan Mortgage Corp. 1B2132	4.68%#	3/1/2035	4,486	4,433,265
Federal Home Loan Mortgage Corp. 1B3113	5.72%#	10/1/2036	3,132	3,157,541
Federal Home Loan Mortgage Corp. 1G2501	5.534%#	10/1/2036	2,577	2,586,336
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	38	39,379
Federal Home Loan Mortgage Corp. B11354	5.00%	12/1/2018	1,682	1,663,984
Federal Home Loan Mortgage Corp. B17509	5.00%	12/1/2019	1,872	1,850,264
Federal Home Loan Mortgage Corp. B17621	5.00%	1/1/2020	1,042	1,029,444
Federal Home Loan Mortgage Corp. B17854	5.00%	2/1/2020	993	980,608
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	1,028	1,062,624
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	52	53,809
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	245	253,122

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (Continued)
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	$111	$114,831
Federal Home Loan Mortgage Corp. E00956	6.00%	3/1/2016	757	769,695
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	229	226,461
Federal Home Loan Mortgage Corp. E01603	5.00%	3/1/2019	307	304,035
Federal Home Loan Mortgage Corp. E78369	6.00%	9/1/2013	387	387,224
Federal Home Loan Mortgage Corp. E83349	6.00%	4/1/2016	554	563,378
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	2,807	2,773,980
Federal Home Loan Mortgage Corp. G11740	5.00%	5/1/2020	2,059	2,032,084
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	4,422	4,365,128
Federal Home Loan Mortgage Corp. G11838	6.00%	8/1/2020	260	263,873
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	17,666	17,437,231
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	7,235	7,141,711
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	451	445,607
Federal Home Loan Mortgage Corp. G12210	5.00%	5/1/2021	2,182	2,153,819
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	3,619	3,572,246
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,794	1,770,534
Federal Home Loan Mortgage Corp. G12286	5.00%	7/1/2021	916	903,858
Federal Home Loan Mortgage Corp. G12321	5.50%	9/1/2021	1,124	1,126,226
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	1,333	1,315,856
Federal Home Loan Mortgage Corp. G12506	5.00%	5/1/2021	3,034	2,995,123
Federal Home Loan Mortgage Corp. G12548	5.50%	1/1/2022	10,900	10,925,069
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	106	104,476
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	3,106	3,065,409
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	1,043	1,029,558
Federal Home Loan Mortgage Corp. G18065	5.00%	7/1/2020	577	569,666
Federal Home Loan Mortgage Corp. G18069	5.00%	8/1/2020	439	433,250
Federal Home Loan Mortgage Corp. G18073	5.00%	9/1/2020	2,942	2,903,960
Federal Home Loan Mortgage Corp. G18157	5.50%	12/1/2021	9,791	9,813,749
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	5,001	4,936,524
Federal Home Loan Mortgage Corp. J01164	5.50%	2/1/2021	1,820	1,824,513
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	5,891	5,904,556
Federal Home Loan Mortgage Corp. J01505	5.00%	3/1/2021	2,137	2,108,724
Federal Home Loan Mortgage Corp. J03466	5.00%	9/1/2021	291	287,267
Federal Home Loan Mortgage Corp. J03921	5.50%	12/1/2021	9,891	9,914,157

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (Continued)
Federal Home Loan Mortgage Corp. J04292	5.00%	2/1/2022	$970	$957,146
Federal National Mortgage Assoc.	3.50%#	8/1/2033	1,892	1,876,492
Federal National Mortgage Assoc.	4.56%#	7/1/2035	2,337	2,330,191
Federal National Mortgage Assoc.	4.64%	7/1/2015	5,605	5,483,372
Federal National Mortgage Assoc.	4.851%#	8/1/2035	6,460	6,415,565
Federal National Mortgage Assoc.	4.86%#	11/1/2012	1,881	1,870,199
Federal National Mortgage Assoc.	5.013%#	4/1/2035	7,529	7,520,133
Federal National Mortgage Assoc.	5.257%#	10/1/2035	8,479	8,474,471
Federal National Mortgage Assoc.	5.394%#	4/1/2036	3,546	3,558,856
Federal National Mortgage Assoc.	5.426%#	9/1/2036	5,475	5,483,526
Federal National Mortgage Assoc.	5.489%#	11/1/2036	6,811	6,830,192
Federal National Mortgage Assoc.	5.495%#	4/1/2036	2,017	2,025,217
Federal National Mortgage Assoc.(d)	5.50%	TBA	59,900	59,432,061
Federal National Mortgage Assoc.	5.50%	1/1/2034	292	290,537
Federal National Mortgage Assoc.	5.50%	11/1/2034	454	450,898
Federal National Mortgage Assoc.	5.50%	1/1/2035	1,475	1,466,342
Federal National Mortgage Assoc.	5.50%	3/1/2035	4,656	4,624,095
Federal National Mortgage Assoc.	5.50%	7/1/2035	5,990	5,949,681
Federal National Mortgage Assoc.	5.50%	8/1/2035	3,856	3,829,589
Federal National Mortgage Assoc.	5.50%	10/1/2035	3,843	3,817,102
Federal National Mortgage Assoc.	5.50%	11/1/2035	8,856	8,795,849
Federal National Mortgage Assoc.	5.50%	12/1/2035	4,996	4,962,033
Federal National Mortgage Assoc.	5.50%	2/1/2036	2,113	2,098,418
Federal National Mortgage Assoc.	5.50%	3/1/2036	14,252	14,150,034
Federal National Mortgage Assoc.	5.50%	4/1/2036	15,958	15,836,589
Federal National Mortgage Assoc.	5.50%	6/1/2036	355	352,547
Federal National Mortgage Assoc.	5.50%	10/1/2036	6,091	6,044,098
Federal National Mortgage Assoc.	5.50%	1/1/2037	268	265,829
Federal National Mortgage Assoc.	5.502%#	4/1/2036	4,460	4,478,636
Federal National Mortgage Assoc.	5.517%#	4/1/2036	2,685	2,696,181
Federal National Mortgage Assoc.	5.677%#	8/1/2036	6,476	6,512,542
Federal National Mortgage Assoc.	5.765%#	10/1/2036	6,520	6,613,175
Total				332,856,300

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities 37.33%
Banc of America Commercial Mortgage, Inc. 2004-2 A1	2.764%	11/10/2038	$1,110	$1,095,099
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	760	744,214
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	2,040	1,992,532
Banc of America Commercial Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	4,270	4,243,949
Banc of America Commercial Mortgage, Inc. 2005-1 A5	4.981%#	11/10/2042	1,286	1,286,358
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	4.864%#	11/10/2042	2,875	2,871,932
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	7,906	7,834,154
Banc of America Commercial Mortgage, Inc. 2005-3 A1	4.136%	7/10/2043	5,164	5,086,494
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	2,160	2,079,605
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	2,000	1,994,429
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	7,855	7,783,803
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	896	894,390
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	2,245	2,252,255
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.181%#	9/10/2047	1,450	1,452,909
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	6,810	6,881,833
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	3,287	3,217,091
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A1	3.762%	7/11/2042	2,508	2,457,717
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	638	624,626
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A1	3.688%	11/11/2041	280	276,136

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (Continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	$5,720	$5,770,979
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	2,988	2,951,473
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%#	2/13/2042	534	526,822
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A4	5.458%#	3/11/2039	410	418,234
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4	5.54%	9/11/2041	2,100	2,140,246
Citigroup Commercial Mortgage 2004-C1 A4	5.356%#	4/15/2040	2,720	2,756,914
Citigroup Commercial Mortgage 2004-C2 A5	4.733%	10/15/2041	820	795,151
Citigroup Commercial Mortgage 2005-C3 A1	4.391%	5/15/2043	906	893,518
Citigroup Commercial Mortgage 2005-C3 A4	4.86%	5/15/2043	145	141,399
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A4	5.362%#	1/15/2046	1,500	1,516,418
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392%#	1/15/2046	19,166	19,406,012
Commercial Mortgage Pass-Through Certificate 2005 C6 A5A	5.116%#	6/10/2044	8,855	8,782,370
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A1	3.006%	3/15/2036	1,470	1,444,696
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A1	2.254%	1/15/2037	122	121,212
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	4,400	4,337,729
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	1,270	1,245,468
GE Capital Commercial Mortgage Corp. 2005-C1 A5	4.772%#	6/10/2048	850	825,474
GE Capital Commercial Mortgage Corp. 2005-C2 A2	4.706%	5/10/2043	7,900	7,816,771
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.34%#	3/10/2044	5,915	5,981,310
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	178	176,341

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (Continued)
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	$5,800	$5,480,841
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	630	618,945
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	725	717,623
GMAC Commercial Mortgage Securities, Inc. 2004-C3 A2	3.95%	12/10/2041	638	627,735
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	3,540	3,481,189
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%#	11/10/2045	2,110	2,106,129
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	388	385,544
Greenwich Capital Commercial Funding Corp. 2005-GG3 A1	3.919%	8/10/2042	290	285,764
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	7,205	7,066,366
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	1,000	976,686
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	1,095	1,096,697
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	2,955	2,953,780
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%#	4/10/2037	7,000	7,010,539
GS Mortgage Securities Corp.II 2003-C1 A2A	3.59%	1/10/2040	1,100	1,084,359
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	9,882	9,840,186
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	8,357	8,186,102
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	3,292	3,263,843
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A3	5.211%#	5/15/2041	3,000	3,008,165
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A1	3.765%	1/15/2042	1,437	1,409,483

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	$757	$739,205
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB11 A1	4.52%	8/12/2037	3,006	2,975,994
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	849,149
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.179%#	12/15/2044	10,450	10,484,030
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	750	752,344
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 AM	5.525%#	4/15/2043	325	329,406
LB-UBS Commercial Mortgage Trust 2003-C1 A2	3.323%	3/15/2027	1,100	1,079,536
LB-UBS Commercial Mortgage Trust 2003-C3 A1	2.599%	5/15/2027	6,767	6,616,766
LB-UBS Commercial Mortgage Trust 2003-C3 A2	3.086%	5/15/2027	2,475	2,416,422
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%#	9/15/2027	1,200	1,174,051
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	1,945	1,911,906
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	8,979	8,736,896
LB-UBS Commercial Mortgage Trust 2004-C1 A2	3.624%	1/15/2029	3,625	3,515,099
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,185	1,159,804
LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.786%#	10/15/2029	492	479,345
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	315	308,077
LB-UBS Commercial Mortgage Trust 2005-C2 A2	4.821%	4/15/2030	4,700	4,671,306
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	145	142,956
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	1,640	1,628,295

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (Continued)
LB-UBS Commercial Mortgage Trust 2006-C3 A2	5.532%	3/15/2039	$825	$838,651
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%#	3/15/2039	720	740,305
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%#	7/12/2046	795	800,298
Merrill Lynch Mortgage Trust 2003-KEY1 A2	4.435%	11/12/2035	5,500	5,412,784
Merrill Lynch Mortgage Trust 2004-MKB1 A1	3.563%	2/12/2042	840	823,758
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	1,700	1,672,382
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	565	564,033
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.244%#	11/12/2037	5,485	5,509,359
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	6,200	6,229,637
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	2,800	2,755,665
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	1,125	1,095,971
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,271	1,261,256
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	1,920	1,898,165
Merrill Lynch Mortgage Trust 2005-MKB2 A4	5.204%#	9/12/2042	5,925	5,904,644
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	227	219,046
Morgan Stanley Capital I 2003-IQ5 A4	5.01%	4/15/2038	1,983	1,968,607
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,180	1,151,375
Morgan Stanley Capital I 2004-IQ8 A2	3.96%	6/15/2040	493	484,297
Morgan Stanley Capital I 2004-T13 A1	2.85%	9/13/2045	553	539,732
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	3,969	3,930,235
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,299	1,284,357
Morgan Stanley Capital I 2006-HQ8 A4	5.388%#	3/12/2044	180	182,814
Morgan Stanley Capital I 2006-HQ8 AAB	5.392%#	3/12/2044	1,300	1,320,168
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	350	350,033
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	5,560	5,447,833
Wachovia Bank Commercial Mortgage Trust 2003-C9 A2	3.958%	12/15/2035	3,000	2,940,202
Wachovia Bank Commercial Mortgage Trust 2005-C17 A1	4.43%	3/15/2042	5,913	5,847,449

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)		Value
Non-Agency Commercial Mortgage-Backed Securities (Continued)
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	$613		$602,781
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,300		1,277,636
Wachovia Bank Commercial Mortgage Trust 2005-C20 A2	4.519%	7/15/2042	1,200		1,178,006
Wachovia Bank Commercial Mortgage Trust 2005-C21 A1	5.058%	10/17/2044	282		281,522
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.196%#	10/15/2044	3,910		3,921,736
Total					301,123,363

Pass-Through Agency 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(b)	81

U.S. Treasury Obligations 7.95%
U.S. Treasury Bond(c)	4.50%	2/15/2036	41,076		39,850,169
U.S. Treasury Bond	6.125%	8/15/2029	16,780		19,931,502
U.S. Treasury Note	4.25%	11/15/2013	4,441		4,372,653
Total					64,154,324
Total Long-Term Investments (cost $843,602,500)					851,198,453

See Notes to Schedule of Investments.

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENTS 6.18%

Repurchase Agreements
Repurchase Agreement dated 2/28/2007, 5.29% due 3/1/2007 with Nomura Securities International, Inc. collateralized by $48,795,000 of Federal National Mortgage Assoc. at 4.125% and 6.00% due 4/15/2014 and 5/15/2011; value $50,778,562; proceeds: $49,742,308 (cost $49,735,000)	$49,735	$49,735,000
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank & Trust Co. collateralized by $150,000 of Federal National Mortgage Assoc. at 4.61% due 10/10/2013; value: $148,313; proceeds: $143,992 (cost $143,973)	144	143,973
Total Short-Term Investments (cost $49,878,973)		49,878,973
Total Investments in Securities 111.70% (cost $893,481,473)		901,077,426
Liabilities in Excess of Other Assets (11.70%)		(94,415,775)
Net Assets 100.00%		$806,661,651

#     Variable rate security. The interest rate represents the rate at February 28, 2007.

+     Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)  Foreign security traded in U.S. dollars.

(b)  Amount is less than $1,000.

(c)  Securities have been fully/partially segregated for open reverse repurchase agreements as of February 28, 2007 (See Note 2).

(d)  To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
TBA SALE COMMITMENT

Government Sponsored Enterprises Pass-Through
Federal Home Loan Mortgage Corp. Gold(d)	5.00%	TBA	$3,000	$2,959,686
Total (Proceeds $2,954,063)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT AND

GOVERNMENT SPONSORED ENTERPRISES FUND February 28, 2007

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)		Value
LONG-TERM INVESTMENTS 100.73%

Government Sponsored Enterprises Bond 5.27%
Federal National Mortgage Assoc.	6.00%		5/15/2011	$32,493		$33,972,894

Government Sponsored Enterprises Collateralized Mortgage Obligations 2.06%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(c)	10/15/2020	1		1,112
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	56		47,613
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(c)	8/15/2021	6		7,379
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(c)	12/15/2020	—	(a)	714
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(c)	12/15/2020	1		1,753
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(c)	2/15/2021	—	(a)	915
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(c)	2/15/2021	1		2,400
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(c)	4/15/2021	—	(a)	615
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(c)	4/15/2021	1		1,109
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(c)	4/15/2021	1		2,514
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(c)	5/15/2021	3		4,606
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	65		63,993
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(c)	9/15/2021	—	(a)	989
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	134		132,358
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(c)	11/15/2021	—	(a)	444
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(c)	2/15/2022	—	(a)	179
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(c)	4/15/2022	—	(a)	346
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	189		187,683
Federal Home Loan Mortgage Corp. 1364 A	5.825	#%	9/15/2007	2		1,401
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	107		91,387
Federal Home Loan Mortgage Corp. 2621 TC	3.00%		1/15/2026	1,305		1,265,577
Federal Home Loan Mortgage Corp. 2759 AU	3.50%		5/15/2019	3,013		2,990,344
Federal Home Loan Mortgage Corp. 2836 DG	5.00%		6/15/2016	5,183		5,173,349

See Notes to Schedule of investments.

1

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)		Value
Government Sponsored Enterprises Collateralized Mortgage Obligations (Continued)
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	$30		$7,980
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	11		9,450
Federal National Mortgage Assoc.1991-158 E IO	1008.00	%#(c)	12/25/2021	—	(a)	11,392
Federal National Mortgage Assoc. 1994-33 H	6.00%		3/25/2009	1,478		1,482,034
Federal National Mortgage Assoc. 2003-86 NA	4.00%		2/25/2013	745		736,815
Federal National Mortgage Assoc. 2004-81 KA	4.50%		5/25/2012	1,073		1,066,059
Total						13,292,510

Government Sponsored Enterprises Pass-Throughs 76.80%
Federal Home Loan Mortgage Corp.	4.196	#%	1/1/2034	7,323		7,223,285
Federal Home Loan Mortgage Corp. 1B2132	4.684	#%	3/1/2035	3,619		3,577,358
Federal Home Loan Mortgage Corp. 1B3113	5.72	#%	10/1/2036	3,354		3,381,083
Federal Home Loan Mortgage Corp. 1G2501	5.534	#%	10/1/2036	2,760		2,769,696
Federal Home Loan Mortgage Corp. A13484	7.00%		9/1/2033	1,045		1,079,731
Federal Home Loan Mortgage Corp. B16574	5.00%		9/1/2019	15,474		15,293,229
Federal Home Loan Mortgage Corp. B18677	5.00%		1/1/2020	1,234		1,218,142
Federal Home Loan Mortgage Corp. C01329	7.00%		3/1/2032	590		610,763
Federal Home Loan Mortgage Corp. C01345	7.00%		4/1/2032	2,013		2,079,982
Federal Home Loan Mortgage Corp. C01367	7.00%		5/1/2032	796		822,555
Federal Home Loan Mortgage Corp. E84922	6.00%		8/1/2016	307		312,040
Federal Home Loan Mortgage Corp. E88194	6.00%		2/1/2017	288		292,849
Federal Home Loan Mortgage Corp. E89593	6.00%		5/1/2017	524		532,804
Federal Home Loan Mortgage Corp. G01391	7.00%		4/1/2032	809		838,330
Federal Home Loan Mortgage Corp. G11300	6.00%		8/1/2017	503		511,717
Federal Home Loan Mortgage Corp. G11742	5.00%		7/1/2020	596		588,540
Federal Home Loan Mortgage Corp. G11769	5.00%		10/1/2020	3,234		3,191,975
Federal Home Loan Mortgage Corp. G11879	5.00%		10/1/2020	12,696		12,531,163
Federal Home Loan Mortgage Corp. G11880	5.00%		12/1/2020	8,101		7,996,020
Federal Home Loan Mortgage Corp. G11981	5.00%		4/1/2021	2,816		2,778,919
Federal Home Loan Mortgage Corp. G11994	5.50%		5/1/2021	21,830		21,880,306

See Notes to Schedule of investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (Continued)
Federal Home Loan Mortgage Corp. G12161	5.00%	5/1/2021	$4,884	$4,821,193
Federal Home Loan Mortgage Corp. G12206	5.00%	6/1/2021	3,605	3,557,996
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	5,669	5,595,588
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	8,495	8,384,857
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	12,817	12,650,460
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	8,639	8,526,972
Federal Home Loan Mortgage Corp. G18073	5.00%	9/1/2020	4,605	4,545,329
Federal Home Loan Mortgage Corp. G18082	5.00%	11/1/2020	3,944	3,892,577
Federal Home Loan Mortgage Corp. G18157	5.50%	12/1/2021	13,809	13,840,669
Federal Home Loan Mortgage Corp. G18163	5.50%	1/1/2022	11,359	11,385,430
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	940	942,168
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	5,732	5,745,413
Federal Home Loan Mortgage Corp. J05928	5.50%	3/1/2021	10,650	10,674,636
Federal National Mortgage Assoc.	3.50 #%	8/1/2033	2,485	2,464,534
Federal National Mortgage Assoc.	3.885 #%	11/1/2034	2,402	2,408,228
Federal National Mortgage Assoc.	4.56 #%	7/1/2035	6,133	6,115,428
Federal National Mortgage Assoc.	4.851 #%	8/1/2035	3,395	3,371,220
Federal National Mortgage Assoc.	4.86%	11/1/2012	6,988	6,946,748
Federal National Mortgage Assoc.	4.94%	1/1/2013	17,910	17,866,181
Federal National Mortgage Assoc.	5.013 #%	4/1/2035	5,033	5,027,580
Federal National Mortgage Assoc.	5.257 #%	10/1/2035	7,791	7,786,964
Federal National Mortgage Assoc.	5.394 #%	4/1/2036	2,971	2,982,056
Federal National Mortgage Assoc.	5.426 #%	9/1/2036	3,431	3,436,544
Federal National Mortgage Assoc.	5.486 #%	11/1/2036	5,224	5,238,591
Federal National Mortgage Assoc.	5.495 #%	4/1/2036	4,117	4,134,125
Federal National Mortgage Assoc.(d)	5.50%	TBA	48,000	47,625,024
Federal National Mortgage Assoc.	5.50%	11/1/2025	1,251	1,248,163
Federal National Mortgage Assoc.	5.50%	2/1/2035	9,138	9,083,416
Federal National Mortgage Assoc.	5.50%	3/1/2035	37,980	37,723,003
Federal National Mortgage Assoc.	5.50%	4/1/2035	1,981	1,967,168

See Notes to Schedule of investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (Continued)
Federal National Mortgage Assoc.	5.50%	5/1/2035	$6,614	$6,569,024
Federal National Mortgage Assoc.	5.50%	8/1/2035	147	145,943
Federal National Mortgage Assoc.	5.50%	9/1/2035	7,264	7,214,771
Federal National Mortgage Assoc.	5.50%	11/1/2035	11,389	11,312,411
Federal National Mortgage Assoc.	5.50%	2/1/2036	2,183	2,168,644
Federal National Mortgage Assoc.	5.50%	3/1/2036	14,144	14,041,801
Federal National Mortgage Assoc.	5.50%	4/1/2036	82,234	81,606,345
Federal National Mortgage Assoc.	5.50%	10/1/2036	3,874	3,844,618
Federal National Mortgage Assoc.	5.502 #%	4/1/2036	3,439	3,452,743
Federal National Mortgage Assoc.	5.517 #%	4/1/2036	4,326	4,344,248
Federal National Mortgage Assoc.	5.677 #%	8/1/2036	6,581	6,617,814
Federal National Mortgage Assoc.	5.765 #%	10/1/2036	4,066	4,124,713
Total				494,941,823

Pass-Through Agencies 0.32%
Government National Mortgage Assoc.	7.00%	8/15/2027	1,972	2,057,484

U.S. Treasury Obligations 16.28%
U.S. Treasury Bond(b)	4.50%	2/15/2036	33,626	32,622,499
U.S. Treasury Bond	6.125%	8/15/2029	15,630	18,565,517
U.S. Treasury Note	4.25%	8/15/2013	40,787	40,216,635
U.S. Treasury Note	4.25%	11/15/2013	4,134	4,070,378
U.S. Treasury Strips	Zero Coupon	8/15/2020	17,963	9,476,003
Total				104,951,032
Total Long-Term Investments (cost $643,799,614)				649,215,743

See Notes to Schedule of investments.

4

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENTS 11.37%

Repurchase Agreements 11.37%
Repurchase Agreement dated 2/28/2007, 5.29% due 3/1/2007 with Nomura Securities International Inc. collateralized by $ 75,800,000 of Federal National Mortgage Assoc. at 4.125% due 4/15/2014; value $ 73,646,017; proceeds: $72,247,615	$72,237	$72,237,000
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank and Trust Co. collateralized by $ 1,090,000 of Federal National Mortgage Assoc. at 4.61% due 10/10/2013; value: $ 1,077,738; proceeds: $1,052,862	1,053	1,052,725
Total Short-Term Investments (cost $73,289,725)		73,289,725
Total Investments in Securities 112.10% (cost $717,089,339)		722,505,468
Liabilities in Excess of Other Assets (12.10%)		(78,008,684)
Net Assets 100.00%		$644,496,784

IO   Interest Only.

PO  Principal Only.

#     Variable rate security. The interest rate represents the rate at February 28, 2007.

(a)  Amount is less than $1,000.

(b)  Securities have been fully/partially segregated for open reverse repurchase agreements as of February 28, 2007. See Note 2.

(c)  IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.

(d)  To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of investments.

5

Notes to Schedule of Investments (unaudited)

1.         ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of the following ten funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Strategy Fund (“Income Strategy Fund”), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund (“Limited Duration Fund”), Lord Abbett Total Return Fund (“Total Return Fund”), Lord Abbett U.S. Government Securities & Government Sponsored Enterprises Fund (“U.S. Government Fund”), and Lord Abbett World Growth & Income Strategy Fund (“World Growth & Income Strategy Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Income Strategy Fund’s investment objective is to seek a high level of current income. Limited Duration Fund’s investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities. U.S. Government Fund’s investment objective is high current income consistent with reasonable risk. World Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. Balanced Strategy Fund, Diversified Equity Strategy Fund, Income Strategy Fund and World Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.         SIGNIFICANT ACCOUNTING POLICIES

(a)     Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)    Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Foreign Transactions—The books and records of Convertible Fund and High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds’ records at the rate prevailing when earned or recorded.

(d)    Futures Contracts—The Funds may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of February 28, 2007, there were no open futures contracts.

(e)     When-Issued or Forward Transactions—Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(f)       TBA Sale Commitments—Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(g)    Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)    Reverse Repurchase Agreements—Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. Reverse repurchase agreements expose a fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of February 28, 2007, Core Fixed Fund, Total Return Fund and U.S. Government Fund had open reverse repurchase agreements.

(i)        Mortgage Dollar Rolls—Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, each Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(j)        Short Sales—Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

(k)     Credit Default Swaps—High Yield Fund may enter into credit default swap contracts (“swaps”) for investment purposes to hedge credit risk and also for speculative purposes.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

3.         FEDERAL TAX INFORMATION

As of February 28, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,243,002,130	$292,617,993	$111,416,349
Gross unrealized gain	88,659,621	26,151,606	915,979
Gross unrealized loss	(861,271)	(3,550,108)	(81,806)
Net unrealized security gain	$87,798,350	$22,601,498	$834,173

	Diversified Equity Strategy Fund	High Yield Fund	Income Strategy Fund
Tax cost	$23,297,030	$192,287,074	$54,627,210
Gross unrealized gain	206,632	5,954,705	1,584,359
Gross unrealized loss	(110,846)	(891,755)	—
Net unrealized security gain	$95,786	$5,062,950	$1,584,359

	Limited Duration Fund	Total Return Fund	U.S. Government Fund	World Growth & Income Strategy Fund
Tax cost	$122,289,770	$894,238,989	$718,389,229	$244,838,104
Gross unrealized gain	288,889	7,337,594	5,109,471	10,443,194
Gross unrealized loss	(126,501)	(499,157)	(993,232)	(148,910)
Net unrealized security gain	$162,388	$6,838,437	$4,116,239	$10,294,284

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization, and wash sales.

4.         INVESTMENT RISKS

Balanced Strategy Fund, Diversified Equity Strategy Fund, Income Strategy Fund and World Growth & Income Strategy Fund:

Balanced Strategy Fund’s, Diversified Equity Strategy Fund’s, Income Strategy Fund’s and World Growth & Income Strategy Fund’s (each, a “Strategic Allocation Fund”) investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund’s performance is directly related to the Underlying Fund’s performance. Each Strategic Allocation Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds’ investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund will be invested entirely in equity funds and the World Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments.  Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund’s performance.

Convertible Fund, High Yield Fund, Limited Duration Fund and U.S. Government Fund

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities.  The value of an investment will change as interest rates fluctuate and in response to market movements.  When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.  Longer-term securities are usually more sensitive to interest rate changes.  There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund.  High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Convertible Fund and High Yield Fund may invest up to 20% of their assets in foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates.  The prepayment rate also will affect the price and volatility of a mortgage-related security.  In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund’s performance.

Core Fixed Income Fund and Total Return Fund

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive a Fund of income payments above current market rates.  The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.  Each Fund’s investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund’s performance.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Fund, Income Strategy Fund and World Growth & Income Strategy Fund invest in other funds (“Underlying Funds”) managed by Lord Abbett. As of February 28, 2007, the Funds’ long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	36.28%
Lord Abbett Bond Debenture Fund, Inc. – Class Y	24.07%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	10.97%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	10.08%
Lord Abbett Investment Trust – Total Return Fund – Class Y	18.60%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	11.96%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	10.11%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	24.71%
Lord Abbett Securities Trust – International Opportunities Fund – Class Y	4.94%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	17.15%
Lord Abbett Large Cap Growth Fund – Class Y	22.09%
Lord Abbett Securities Trust – Value Opportunities Fund – Class Y	9.04%

Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	11.96%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class Y	19.90%
Lord Abbett Investment Trust – High Yield Fund – Class Y	39.84%
Lord Abbett Investment Trust – Total Return Fund – Class Y	28.30%

World Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	4.91%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	29.60%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	24.84%
Lord Abbett Large Cap Growth Fund – Class Y	14.91%
Lord Abbett Investment Trust – Total Return Fund – Class Y	25.74%

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2007, for each Underlying Fund are presented below. Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
ExxonMobil Corp.	5.60%
Procter & Gamble Co. (The)	4.15%
AT&T Inc.	4.00%
Citigroup, Inc.	3.83%
General Electric Co.	2.93%
Kraft Foods Inc., Class A	2.25%
Wyeth	2.25%
American Int’l. Group, Inc.	2.11%
Novartis AG ADR	1.94%
Kroger Co. (The)	1.86%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.68%
Consumer Staples	17.03%
Financial Services	19.91%
Healthcare	13.83%
Integrated Oils	5.60%
Materials and Processing	6.22%
Other	3.03%
Other Energy	1.90%
Producer Durables	2.78%
Technology	5.98%
Utilities	12.61%
Short-Term Investment	3.43%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America’s Value Fund

Ten Largest Holdings	% of Investments
AT&T Inc.	2.97%
NiSource Inc.	2.31%
R.R. Donnelley & Sons Co.	2.28%
Puget Energy Inc.	2.23%
Bristol-Myers Squibb Co.	2.15%
Clear Channel Communications, Inc.	2.14%
Newell Rubbermaid, Inc.	2.10%
Bowater, Inc.	2.05%
OfficeMax, Inc.	2.03%
ServiceMaster Co. (The)	2.01%

Holdings by Sector *	% of Investments
Consumer Discretionary	19.67%
Consumer Staples	7.26%
Energy	9.16%
Financials	15.01%
Healthcare	5.65%
Industrials	7.11%
Information Technology	2.20%
Materials	13.84%
Telecommunications Services	6.79%
Miscellaneous	.89%
Utilities	8.90%
Short-Term Investments	3.52%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
U.S. Treasury Notes, 5.00%, 2/15/2011	1.05%
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.02%
GMAC LLC, 7.25%, 3/2/2011	0.99%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008	0.98%
Federal National Mortgage Assoc., 6.625%, 10/15/2007	0.98%
CCH I LLC, 11.00%, 10/1/2015	0.88%
Allbritton Communications Co., 7.75%, 12/15/2012	0.87%
Federal National Mortgage Assoc., 6.00%, 4/1/2036	0.84%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.82%
El Paso Corp., 7.00%, 5/15/2011	0.82%

Holdings by Sector *	% of Investments
Agency	8.53%
Banking	1.35%
Basic Industry	8.11%
Brokerage	0.34%
Capital Goods	7.08%
Communications	0.16%
Consumer Cyclicals	6.07%
Consumer Non-Cyclicals	7.00%
Energy	9.87%
Finance & Investment	0.65%
Government Guaranteed	1.05%
Insurance	0.46%
Media	10.01%
Mortgage Backed	1.40%
Services Cyclical	11.73%
Services Non-Cyclical	5.59%
Technology & Electronics	5.21%
Telecommunications	6.22%
Utilities	6.20%
Short-Term Investments	2.97%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Monsanto Co.	2.21%
Network Appliance, Inc.	1.82%
Rockwell Collins, Inc.	1.77%
Thermo Electron Corp.	1.75%
Akamai Technologies, Inc.	1.74%
Cabot Oil & Gas Corp.	1.69%
Range Resources Corp.	1.69%
Lamar Advertising Co.	1.64%
Church & Dwight Co., Inc.	1.63%
Rogers Communications, Inc., Class B	1.62%

Holdings by Sector *	% of Investments
Auto & Transportation	2.14%
Consumer Discretionary	27.69%
Consumer Staples	2.49%
Financial Services	11.47%
Healthcare	16.49%
Materials & Processing	5.53%
Other	1.01%
Other Energy	6.16%
Producer Durables	6.52%
Technology	15.59%
Utilities	2.15%
Short-Term Investment	2.76%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Intelsat Bermuda Ltd., 11.354%, 6/15/2013	2.18%
Freescale Semiconductor, Inc., 10.125%, 12/15/2016	2.09%
Ford Motor Credit Corp., 7.375%, 10/28/2009	1.92%
CCH I LLC, 11.00%, 10/1/2015	1.59%
Mandalay Resort Group, 10.25%, 8/1/2007	1.55%
Allied Waste North America, Inc., 6.375%, 4/15/2011	1.53%
Chesapeake Energy Corp., 6.25%, 1/15/2018	1.50%
Momentive Performance, 11.50%, 12/1/2016	1.48%
Qwest Corp., 7.625%, 6/15/2015	1.36%
HCA, Inc., 6.375%, 1/15/2015	1.31%

Holdings by Sector*	% of Investments
Basic Industry	8.73%
Capital Goods	10.84%
Consumer Cyclicals	9.72%
Consumer Non-Cyclicals	2.32%
Energy	9.75%
Media	13.53%
Services Cyclicals	13.37%
Services Non-Cyclicals	7.61%
Technology & Electronics	4.85%
Telecommunications	10.91%
Utilities	6.92%
Short-Term Investment	1.45%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
National Bank of Greece S.A.	2.77%
Fresenius Medical Care AG & Co	2.25%
Merck KGaA	2.05%
BAE Systems plc	1.91%
Alcan, Inc.	1.68%
Petroleum Geo-Services	1.63%
Vodafone Group plc	1.63%
Carrefour S.A.	1.62%
Ricoh Company Limited	1.56%
Linde AG	1.55%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.02%
Consumer Staples	11.61%
Energy	3.25%
Financial Services	28.07%
Healthcare	8.45%
Industrials	12.75%
Information Technology	6.15%
Materials and Processing	4.32%
Telecommunications	7.70%
Utilities	1.67%
Short-Term Investments	5.01%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Prosegur Compania de Seguridad	2.96%
EganaGoldpfeil (Holdings) Ltd.	2.66%
Bluebay Asset Management	2.38%
Neopost S.A.	2.36%
Fresenius Medical Care AG & Co	2.11%
Wacker-Chemie AG	2.03%
Intertek Group plc	1.83%
Symrise GmbH & Co. AG	1.83%
Burberry Group Plc	1.81%
Songa Offshore ASA	1.79%

Holdings by Sector*	% of Investments
Basic Materials	9.73%
Consumer Cyclicals	15.08%
Consumer Non-Cyclicals	6.83%
Div. Financials	8.28%
Energy	4.73%
Healthcare	4.28%
Ind. Good & Services	19.65%
Non-Property Financials	13.08%
Property and Property Services	4.43%
Technology	5.16%
Telecommunications	1.8%
Transportation	3.56%
Utilities	1.31%
Short-Term Investments	2.08%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Large Cap Core Fund

Ten Largest Holdings	% of Investments
Procter & Gamble Co. (The)	2.92%
General Electric Co.	2.31%
AT&T Inc.	2.29%
ExxonMobil Corp.	2.08%
Monsanto Co.	2.08%
Colgate-Palmolive Co.	1.77%
Johnson & Johnson	1.74%
Comcast Corp., Class A	1.71%
PepsiCo, Inc.	1.69%
QUALCOMM Inc.	1.64%

Holdings by Sector *	% of Investments
Auto & Transportation	0.68%
Consumer Discretionary	10.89%
Consumer Staples	14.93%
Financial Services	13.40%
Healthcare	17.64%
Integrated Oils	3.49%
Materials and Processing	5.54%
Other	2.81%
Other Energy	2.06%
Producer Durables	5.80%
Technology	11.35%
Utilities	9.12%
Short-Term Investment	2.29%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Large Cap Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	3.28%
Cisco Systems, Inc.	3.23%
Baxter Int’l., Inc.	2.99%
Boeing Co. (The)	2.97%
Google, Inc., Class A	2.67%
Target Corp.	2.59%
St. Jude Medical, Inc.	2.54%
PepsiCo, Inc.	2.50%
Staples, Inc.	2.45%
Gilead Sciences, Inc.	2.43%

Holdings by Sector *	% of Investments
Auto & Transportation	2.20%
Consumer Discretionary	20.39%
Consumer Staples	7.23%
Financial Services	10.81%
Healthcare	18.06%
Materials & Processing	0.54%
Other	2.64%
Other Energy	3.71%
Producer Durables	7.50%
Technology	22.81%
Utilities	0.49%
Short-Term Investments	3.62%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 5.50%, 3/1/2007	6.60%
Federal National Mortgage Assoc., 6.00%, 5/15/2011	5.77%
U.S. Treasury Bonds, 4.50%, 2/15/2036	4.42%
U.S. Treasury Bonds, 6.125%, 8/15/2029	2.21%
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB, 5.392%, 1/15/2046	2.15%
Federal Home Loan Mortgage Corp. G11879, 5.00%, 10/1/2020	1.94%
Federal Home Loan Mortgage Corp. G12548, 5.50%, 1/1/2022	1.21%
Federal National Mortgage Assoc., 4.625%, 10/15/2013	1.17%
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A, 5.179%, 12/15/2044	1.16%
Federal Home Loan Mortgage Corp. J03921, 5.50%, 12/1/2021	1.10%

Holdings by Sector*	% of Investments
Auto	0.10%
Basic Industry	0.24%
Consumer Services	0.27%
Energy	0.52%
Financial Services	38.31%
Government	49.03%
Healthcare	0.36%
Integrated Oils	0.52%
Materials and Processing	0.75%
Producer Durables	0.58%
Technology	0.59%
Telecommunications	2.51%
Utilities	0.75%
Short-Term Investment	5.47%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Alliant Techsystems Inc.	3.46%
Anixter Int’l., Inc.	2.99%
Harsco Corp.	2.96%
Carlisle Companies, Inc.	2.33%
Cullen/Frost Bankers, Inc.	1.83%
Radiant Systems, Inc.	1.69%
Leap Wireless International	1.68%
Quanex Corp.	1.62%
Zebra Technologies Corp., Class A	1.54%
Carpenter Technology Corp.	1.52%

Holdings by Sector*	% of Investments
Auto & Transportation	3.19%
Consumer Discretionary	7.28%
Consumer Staples	0.80%
Financial Services	8.92%
Healthcare	6.29%
Materials & Processing	23.87%
Other	3.61%
Other Energy	4.45%
Producer Durables	9.13%
Technology	13.07%
Utilities	7.03%
Short Term Investments	12.36%
Total	100.00%

*A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/ Joan A Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2007